Client Concentration (Tables)	12 Months Ended
Dec. 31, 2016
Client Concentration
Schedule of significant clients accounted for the following percentages of total net revenue

	Year Ended
	December 31,
	2016	2015	2014
Customer A	15%	14%	15%
Customer B	11%	10%	10%
Customer C	2%	3%	10%